Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 12 — Goodwill
The following table summarizes the activity in the carrying amount of goodwill for year ended December 31, 2014.

	Servicing Segment				Lending Segment
	ResCap	Homeward	Litton	HomEq	Homeward	Liberty	Total
Balance at December 31, 2013
Goodwill	$82,669	$218,170	$57,430	$12,810	$46,159	$2,963	$420,201
Accumulated impairment losses	—	—	—	—	—	—	—
Net	82,669	218,170	57,430	12,810	46,159	2,963	420,201

Impairment losses	(82,669)	(218,170)	(57,430)	(12,810)	(46,159)	(2,963)	(420,201)

Balance at December 31, 2014
Goodwill	82,669	218,170	57,430	12,810	46,159	2,963	420,201
Accumulated impairment losses	(82,669)	(218,170)	(57,430)	(12,810)	(46,159)	(2,963)	(420,201)
Net	$—	$—	$—	$—	$—	$—	$—

We perform an annual impairment test of goodwill as of August 31st of each year. Based on our August 31, 2014 annual assessment, we determined that goodwill was not impaired. During the fourth quarter of 2014, we determined that sufficient indicators of potential impairment existed to require an interim goodwill impairment analysis as of December 31, 2014. These indicators included significant declines in the market price of our common stock during the fourth quarter of 2014, including declines in reaction to the New York Department of Financial Services (NY DFS) settlement announced in December 2014, which included the resignation of our former Executive Chairman, and the California Department of Business Oversight (CA DBO) settlement announced in January 2015 related to an administrative action dated October 3, 2014. This reassessment resulted in the recognition of an impairment charge of $420.2 million, representing the entire balance of goodwill in our Servicing and Lending segments.
In performing the two-step quantitative assessment, we first compared the fair value of each reporting unit with its net carrying value, including goodwill. Because the fair value of the reporting units exceeded their carrying value, it was necessary to perform the second step of the impairment test to measure the amount of impairment loss. In the second step, we compared the implied fair value of the reporting unit’s goodwill with the carrying value. Because the carrying amount of the goodwill exceeded the implied fair value for the reporting units, we recognized an impairment loss in an amount equal to that excess (up to the carrying value of goodwill). We determined the fair value of the reporting units based a combination of the income approach (discounted cash flow valuation methodology) and the market approach, and with the assistance of a third-party valuation firm.